SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	$ 1,879.9	$ 1,760.8	$ 1,650.1
United States
Disclosure of operating segments [line items]
Net sales	1,523.9	1,420.9	1,359.1
Canada
Disclosure of operating segments [line items]
Net sales	$ 356.0	$ 339.9	$ 291.0